Retirement Benefits	12 Months Ended
Dec. 31, 2018
Disclosure Of Defined Benefit Plans [Abstract]
Retirement Benefits

9. Retirement benefits

For the years ended December 31, 2018, 2017 and 2016, the amount of Won 1,546 million, Won 1,219 million and Won 1,646 million was recognized as expenses related to the defined contribution plan.